EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

16. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2019	2020	2021
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$28,263	$129,336	748,924
Income(Loss) attributable to Daqo New Energy Corp. ordinary shareholders from discontinued operations, net of tax	1,261	(141)	—
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$29,524	$129,195	748,924
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	339,571,054	355,087,013	369,341,105
Plus: Dilutive effects of share options	5,568,144	4,421,397	1,735,798
Dilutive effects of RSUs	4,822,360	15,508,740	12,689,503
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	349,961,558	375,017,150	383,766,406

Basic earnings per share-continuing operations	$0.08	$0.36	$2.03
Basic earnings per share-discontinued operations	$0.01	$0.00	$—
Net income attributable to Daqo New Energy Corp. per ordinary share—basic	$0.09	$0.36	$2.03

Diluted earnings per share-continuing operations	$0.08	$0.34	$1.95
Diluted earnings per share-discontinued operations	$0.00	$0.00	$—
Net income attributable to Daqo New Energy Corp. per ordinary share—diluted	$0.08	$0.34	$1.95